UNAUDITED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 40,032,095	$ 8,926,903
Restricted Cash	400,940	0
Accounts receivable trade, net	2,799,042	1,302,218
Due from related party	1,831,311	1,559,132
Inventories	3,551,032	714,818
Prepaid expenses and other assets	1,720,388	1,061,083
Deferred charges, net	142,898	0
Total current assets	50,477,706	13,564,154
NON-CURRENT ASSETS:
Vessels, net	300,516,947	58,045,628
Advances for vessel acquisitions	9,243,007	0
Restricted cash	2,250,000	500,000
Due from related party	1,104,394	0
Prepaid expenses and other assets, non-current	441,923	200,000
Deferred charges, net	2,958,524	2,061,573
Total non-current assets	316,514,795	60,807,201
Total assets	366,992,501	74,371,355
CURRENT LIABILITIES:
Current portion of long-term debt, net	7,153,410	2,102,037
Current portion of long-term debt, related party	5,000,000	5,000,000
Accounts payable	2,419,986	2,078,695
Due to related parties, current	198,845	1,941
Deferred revenue, net	1,516,027	108,125
Accrued liabilities (including $405,000 and $555,833 accrued interest to related party, respectively)	3,616,175	1,613,109
Total current liabilities	19,904,443	10,903,907
Commitments and contingencies
NON-CURRENT LIABILITIES:
Long-term debt, net	37,120,639	11,083,829
Total non-current liabilities	37,120,639	11,083,829
SHAREHOLDERS' EQUITY:
Common shares, $0.001 par value; 1,950,000,000 shares authorized; 13,121,238 shares issued and outstanding as of December 31, 2020 and 93,519,255 issued and outstanding as of June 30, 2021	93,519	13,121
Additional paid-in capital	303,587,575	53,686,741
(Accumulated deficit)/ Retained earnings	6,285,833	(1,316,735)
Total shareholders' equity	309,967,419	52,383,619
Total liabilities and shareholders' equity	366,992,501	74,371,355
Series A Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Preferred shares	480	480
Series B Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Preferred shares	$ 12	$ 12